Equity and Redeemable Noncontrolling Interest	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity and Redeemable Noncontrolling Interest	Equity and Redeemable Noncontrolling Interest
COREBRIDGE SHAREHOLDERS’ EQUITY
Retained Earnings
Dividends

Declaration Date	Record Date	Payment Date	Dividend Paid Per Common Share
November 8, 2022	December 16, 2022	December 30, 2022	$0.23
September 30, 2022	October 10, 2022	October 20, 2022	$0.23
For the year ended December 31, 2022, Corebridge paid cash dividends of $876 million.
The following sections summarize certain transactions that occurred prior to and including the Reorganization that affected shareholders’ equity.
As discussed in Note 1, the separate legal entities that made up the company’s business were not historically held by a single legal entity, and Shareholders’ net investment was shown in lieu of Shareholders’ equity in these financial statements prior to December 31, 2021, representing our shareholders’ interest in the recorded assets of the Company and their cumulative investment through December 31, 2021, inclusive of operating results. As part of the internal reorganization, Cap Corp and certain of its subsidiaries were transferred as common control transactions.
Dividends Declared
On February 16, 2023, the Company declared a cash dividend on Corebridge Common Stock of $0.23 per share, payable on March 31, 2023 to shareholders of record at close of business on March 17, 2023.
Prior to completion of the Reorganization on December 31, 2021, the following significant transactions were recorded in Shareholder’s net investment.
Distributions
For the years ended December 31, 2021, and 2020 Corebridge distributed dividends to AIG in the amount of $13.1 billion and $450 million, respectively.
For the year ended December 31, 2021, Cap Corp returned capital to AIG in the amount of $536 million. There was no return of capital for the year ended December 31, 2020.
AIG Bermuda Tax Payment Allocation Agreement
Under an Amended and Restated Tax Payment Allocation Agreement dated June 6, 2011 between AIG and AIG Bermuda, AIG agreed to indemnify AIG Bermuda for any tax liability (including interest and penalties) resulting from adjustments made by the IRS or other appropriate authorities to taxable income, special deductions or credits in connection with investments made by AIG Bermuda in certain affiliated entities. At both December 31, 2022 and 2021, the Company had no remaining indemnification asset. Changes in the indemnification asset were recorded through Shareholders’ Equity. For the years ended December 31, 2021 and 2020, the change in indemnification asset was $353 million and $203 million, respectively, with an equal and offsetting change to unrecognized tax benefits.
Fortitude Re Sale
Following closing of the Majority Interest Fortitude Sale in the second quarter of 2020, AIG contributed $135 million to Corebridge. In 2021, AIG, Inc. contributed its 3.5% ownership interest in Fortitude Group Holdings, LLC to Corebridge. The carrying value of this investment was $156 million and $100 million at December 31, 2022 and 2021, respectively.
Refer to Notes 1 and 7 for additional information regarding the Fortitude Re sale.
AIG Federal Tax Sharing Agreement
Prior to the IPO, Certain Corebridge entities were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a consolidated or unitary basis. Under our pre-existing federal tax sharing agreements with AIG related to those filings, we settle our current tax liability as if the Corebridge entities are each a separate standalone taxpayer. Further, AIG credits us to the extent our net operating losses, tax credits and other tax benefits are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis).
Refer to Note 20 for additional information related to the AIG Federal Tax Sharing Agreement.
Accumulated Other Comprehensive Income (Loss)
The following table presents a roll forward of Accumulated other comprehensive income (loss):

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Balance at December 31, 2019, net of tax	$—	$9,361	$—	$(40)	$8	$9,329
Change in unrealized depreciation of investments	(89)	8,984	—	—	—	8,895
Change in deferred policy acquisition costs adjustment and other	11	(1,194)	—	—	—	(1,183)
Change in future policy benefits	—	(870)	—	—	—	(870)
Change in cash value hedges	—	—	—	—	—	—
Change in foreign currency translation adjustments	—	—	—	61	—	61
Change in net actuarial loss	—	—	—	—	(2)	(2)
Change in prior service credit	—	—	—	—	—	—
Change in deferred tax asset (liability)	16	(1,583)	—	(4)	—	(1,571)
Total other comprehensive income	(62)	5,337	—	57	(2)	5,330
Less: Noncontrolling interests	—	—	—	6	—	6
Balance at December 31, 2020, net of tax	$(62)	$14,698	$—	$11	$6	$14,653
Change in unrealized depreciation of investments	39	(7,496)	—	—	—	(7,457)
Change in deferred policy acquisition costs adjustment and other	(11)	973	—	—	—	962
Change in future policy benefits	—	915	—	—	—	915
Change in foreign currency translation adjustments	—	—	—	(22)	—	(22)
Change in net actuarial loss	—	—	—	—	1	1
Change in prior service credit	—	—	—	—	—	—
Change in deferred tax asset (liability)	(6)	1,099	—	2	—	1,095
Total other comprehensive income	22	(4,509)	—	(20)	1	(4,506)
Other	—	20	—	—	—	20
Less: Noncontrolling interests	—	—	—	—	—	—
Balance at December 31, 2021, net of tax	$(40)	$10,209	$—	$(9)	$7	$10,167
Change in unrealized depreciation of investments	(78)	(40,323)	—	—	—	(40,401)
Change in deferred policy acquisition costs adjustment and other	9	6,296	—	—	—	6,305
Change in future policy benefits	—	2,612	—	—	—	2,612
Change in cash flow hedges	—	—	203	—	—	203
Change in foreign currency translation adjustments	—	—	—	(109)	—	(109)
Change in net actuarial loss	—	—	—	—	2	2
Change in deferred tax asset (liability)	15	5,287	(46)	8	—	5,264
Total other comprehensive income (loss)	(54)	(26,128)	157	(101)	2	(26,124)
Less: Noncontrolling interests	—	—	—	(10)	—	(10)
Balance, December 31, 2022, net of tax	$(94)	$(15,919)	$157	$(100)	$9	$(15,947)
The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31, 2022, 2021, and 2020 respectively:

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which Allowance for Credit Losses Was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Year Ended December 31, 2022
Unrealized change arising during period	$(80)	$(31,963)	$203	$(109)	$2	$(31,947)
Less: Reclassification adjustments included in net income	(11)	(548)	—	—	—	(559)
Total other comprehensive income (loss), before income tax expense (benefit)	(69)	(31,415)	203	(109)	2	(31,388)
Less: Income tax expense (benefit)	(15)	(5,287)	46	(8)	—	(5,264)
Total other comprehensive income (loss), net of income tax expense (benefit)	$(54)	$(26,128)	$157	$(101)	$2	$(26,124)
Year Ended December 31, 2021
Unrealized change arising during period	$28	$(4,860)	$—	$(21)	$1	$(4,852)
Less: Reclassification adjustments included in net income	—	748	—	—	—	748
Total other comprehensive income (loss), before income tax expense (benefit)	28	(5,608)	—	(21)	1	(5,600)
Less: Income tax expense (benefit)	6	(1,099)	—	(1)	—	(1,094)
Total other comprehensive income (loss), net of income tax expense (benefit)	$22	$(4,509)	$—	$(20)	$1	$(4,506)
Year Ended December 31, 2020
Unrealized change arising during period	$(107)	$7,558	$—	$60	$(2)	$7,509
Less: Reclassification adjustments included in net income	(29)	636	—	—	—	607
Total other comprehensive income (loss), before income tax expense (benefit)	(78)	6,922	—	60	(2)	6,902
Less: Income tax expense (benefit)	(16)	1,585	—	3	—	1,572
Total other comprehensive income (loss), net of income tax expense (benefit)	$(62)	$5,337	$—	$57	$(2)	$5,330
The following table presents the effect of the reclassification of significant items out of Accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

	Amount Reclassified from AOCI			Affected Line Item in the Consolidated Statements of Income (Loss)
	Years Ended December 31,
(in millions)	2022	2021	2020
Unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken
Investments	$(11)	$—	$(29)	Net realized gains (losses)
Total	(11)	—	(29)
Unrealized appreciation (depreciation) of all other investments
Investments	(548)	748	636	Net realized gains (losses)
Total	(548)	748	636
Total reclassifications for the period	$(559)	$748	$607
NON-REDEEMABLE NONCONTROLLING INTEREST
The activity in non-redeemable noncontrolling interest primarily relates to activities with consolidated investment entities.
The changes in non-redeemable noncontrolling interest due to divestitures and acquisitions primarily relate to the formation and funding of new consolidated investment entities. The majority of the funding for these consolidated investment entities comes from affiliated companies of Corebridge.
The changes in non-redeemable noncontrolling interest due to contributions from noncontrolling interests primarily relate to the additional capital calls related to consolidated investment entities.
The changes in non-redeemable noncontrolling interest due to distributions to noncontrolling interests primarily relate to dividends or other distributions related to consolidated investment entities.

	Non-Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$1,759	$2,549	$1,874
Net income attributable to redeemable noncontrolling interest	320	929	224
Other comprehensive loss, net of tax	(10)	—	6
Changes in noncontrolling interests due to divestitures and acquisitions	(104)	(373)	633
Contributions from noncontrolling interests	155	264	268
Distributions to noncontrolling interests	(1,181)	(1,611)	(454)
Other	—	1	(2)
Ending balance	$939	$1,759	$2,549
Refer to Note 9 for additional information related to Variable Interest Entities.
REDEEMABLE NONCONTROLLING INTEREST
The Company has launched certain investment funds which non-consolidated Corebridge affiliates participate in. Certain of these funds are redeemable at the option of the holder and thus are accounted for as mezzanine equity.
The following table presents a roll forward of redeemable noncontrolling interest:

	Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$83	$51	$—
Distributions to noncontrolling interests	(83)	—	—
Contributions from noncontrolling interests	—	32	50
Net income attributable to redeemable noncontrolling interest	—	—	1
Ending balance	$—	$83	$51